Employee stock incentive plans (Details Textual) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
DRL Two Thousand Eighteen Plan [Member]
Employee stock incentive plan [Line Items]
Employee Stock Option Treasury Shares Purchased	468,471
Value Of Stock Purchased	₨ 1,601
Equity settled share based payment expense [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.93 years	1.95 years
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	₨ 701	₨ 612
Equity settled share based payment expense [Member] | DRL Two Thousand Eighteen Plan [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	1,848	1,255
Intrinsic Value of Options exercised	212	₨ 165
Intrinsic Value of Options outstanding	282
Intrinsic Value of Options Exercisable	₨ 77
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 4,922	₨ 4,609
Cash Settled Share-based Payment [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.82 years	1.88 years
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	₨ 101	₨ 126
DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	1,530,779
Categories A [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	₨ 1,841	1,255
Intrinsic Value of Options exercised	12	₨ 28
Intrinsic Value of Options outstanding	392
Intrinsic Value of Options Exercisable	₨ 196
Number of instruments in share based payment arrangement available for grant	382,695
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 4,967	₨ 4,506
Categories B [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	₨ 5,235	₨ 3,631
Intrinsic Value of Options exercised	158	₨ 182
Intrinsic Value of Options outstanding	631
Intrinsic Value of Options Exercisable	₨ 120
Par value of underlying equity shares	₨ 5
Number of instruments in share based payment arrangement available for grant	1,148,084
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 4,975	₨ 4,334
DRL 2002 Plan [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	₨ 4,985	₨ 3,677
Intrinsic Value of Options exercised	428	328
Intrinsic Value of Options outstanding	₨ 889
Intrinsic Value of Options Exercisable		₨ 91
Number of instruments in share based payment arrangement available for grant	2,295,478
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 4,948	₨ 4,565
DRL 2002 Plan [Member] | Categories A [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	300,000
DRL 2002 Plan [Member] | Categories B [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	1,995,478